CONCENTRATIONS OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2025
Old Glory Holding Co [Member]
SCHEDULE OF CONCENTRATION OF CREDIT RISK
December 31,
2025

Oklahoma	23%
Colorado	12%
Florida	9%
Iowa	8%
Minnesota	8%
All other	41%

Total	100%